Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Equity [Abstract]
Schedule of Stock by Class

At July 31, 2020, the Company committed a total of 24,785,528 shares of common stock for future issuance as follows:

Issued and outstanding stock options	7,464,094
Nonvested issued and outstanding restricted stock units (“RSUs”)	2,041,093
Possible issuance under stock plans	15,280,341

24,785,528

At January 31, 2020, the Company committed a total of 9,579,061 shares of common stock for future issuance as follows:

Issued and outstanding stock options	7,837,023
Nonvested issued and outstanding restricted stock units (“RSU”s)	948,119
Possible issuance under incentive plans	793,919

9,579,061